Information About the Company	12 Months Ended
Dec. 31, 2019
Information About Company
Information About the Company

Information about the company

Biofrontera AG (www.biofrontera.com), registered in the commercial register of Cologne District Court, Department B under No. 49717, together with its wholly owned subsidiaries Biofrontera Bioscience GmbH, Biofrontera Pharma GmbH, Biofrontera Development GmbH, Biofrontera Neuroscience GmbH, all with head office at Hemmelrather Weg 201, 51377 Leverkusen, Germany, as well as the Spanish branch operation Biofrontera Pharma GmbH sucursal en España based in Cornellá de Llobregat, and Biofrontera Inc., which is based in Woburn, Massachusetts, U.S., research, develop and market dermatological products. At year-end, the companies of Cutanea Life Sciences, Inc. acquired in 2019 as well as Biofrontera Newderm Inc. were merged with Biofrontera Inc.